CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (8,305,429)	$ (9,927,324)	$ (72,187,116)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	380,000	380,000	31,667
Goodwill impairment	3,376,186	1,807,848	0
Intangible asset impairment	1,108,333	0	0
Gain on disposal of discontinued operations	367,223	(7,472,035)	(3,039,676)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,281	(1,501,651)	3,000
Other payables and accrued liabilities	98,842	442,735	3,340
Net cash used in operating activities from continuing operations	(2,973,564)	(16,270,426)	(75,188,785)
Net cash provided by operating activities from discontinued operations	304,108	3,164,448	54,483,289
Net cash used in operating activities	(2,669,456)	(13,105,978)	(20,705,496)
Cash Flows from Investing Activities:
Short-term investment	(4,758,797)	0	0
Business of acquisition of BW	(22,287,544)	0	0
Proceeds from disposal of discontinued operations	0	11,698,379	0
Net cash (used in) provided by investing activities from continuing operations	(27,046,341)	11,698,379	0
Net cash provided by investing activities from discontinued operations	0	0	89,322
Net cash (used in) provided by investing activities	(27,046,341)	11,698,379	89,322
Cash Flows from Financing Activities:
Ordinary shares issued for cash	27,000,000	0	3,000,000
Amount due to the related party	1,848,158	0	0
Proceeds from borrowing	158,091	0	0
Net cash provided by financing activities from continuing operations	29,006,249	0	3,000,000
Net cash provided by financing activities from discontinued operations	0	0	145,524
Net cash provided by financing activities	29,006,249	0	3,145,524
Effect of exchange rate changes on cash and cash equivalents	26,661	(1,003,646)	1,092,526
Net decrease in cash and cash equivalents	(682,887)	(2,411,245)	(16,378,124)
Cash and cash equivalents of continuing operations - beginning of year	341,779	1,522,292	161,962
Cash and cash equivalents of discontinued operations - beginning of year	602,463	1,833,195	19,571,649
Cash and cash equivalents - beginning of year	944,242	3,355,487	19,733,611
Cash and cash equivalents - end of year	261,355	944,242	3,355,487
Less cash and cash equivalents of discontinued operations - end of year	0	602,463	1,833,195
Cash and cash equivalents of continuing operations - end of year	261,355	341,779	1,522,292
Supplemental disclosures of cash flows information:
Cash paid for income taxes	0	0	0
Cash paid for interest expense	0	0	0
Supplemental schedule of non-cash investing and financing activities
Ordinary shares issued for cash	$ 0	$ 0	$ 3,000,000